BALANCE SHEET COMPONENTS - Additional Information (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Public Utilities, Inventory [Line Items]
Landlord obtained default judgment against the Company		$ 409,278
Write-down of inventory		0	$ 28,012	$ 28,012	$ 640,000
Inventory was written down to net realizable value		1,526,467
Depreciation and amortization		$ 446,449	$ 256,895	790,529	$ 505,898
Centennial Tech Industrial Owner, LLC [Member]
Public Utilities, Inventory [Line Items]
Landlord obtained default judgment against the Company				$ 409,278
Centennial Tech Industrial Owner, LLC [Member] | Subsequent Event [Member]
Public Utilities, Inventory [Line Items]
Landlord obtained default judgment against the Company	$ 409,278